FAIR VALUE MEASUREMENT (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Sep. 30, 2009 Loans Payable Two [Member]	Feb. 28, 2010 Interest Rate Swap [Member]
Debt Instrument [Line Items]
Principal amount of loan	$ 5.6	$ 5.6
Debt instrument, variable interest reference rate	One month LIBOR
Interest spread on variable rate	5.05%
Effective interest rate		8.37%